1940 Act No. 811-7205
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT (No. 33-54837)
 UNDER THE SECURITIES ACT OF 1933      [  ]
 Pre-Effective Amendment No.            [  ]
 Post-Effective Amendment No.  5           [x]
and
REGISTRATION STATEMENT UNDER THE INVESTMENT
 COMPANY ACT OF 1940      [x]
 Amendment No.              [ ]
Variable Insure Products Fund III
(Exact Name of Registrant as Specified in Charter)
82 Devonshire St., Boston, MA  02109
(Address Of Principal Executive Office)
Registrant's Telephone Number, Including Area Code  617-570-7000
Arthur S. Loring, Secretary, 82 Devonshire St., Boston, MA 02109
(Name and Address of Agent for Service)
It is proposed that this filing will become effective
 (x ) Immediately upon filing pursuant to paragraph (b)
 ( ) On [      ], pursuant to paragraph (b)
 ( ) 60 days after filing pursuant to paragraph (a)(i)
 ( ) On (_______), pursuant to paragraph (a)(i) of Rule 485
 ( ) 75 days after filing pursuant to paragraph (a)(ii)
 ( ) On (  ) pursuant to paragraph (a)(ii) of Rule 485
Registrant has filed a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940 and filed the Notice required by such Rule on February 28, 1997.

      File No. (33-54837) and (811-7205)

      Post-Effective Amendment No. 6_











This Post-Effective Amendment No. 6 (File Nos. 33-54837 and 811-7205) incorporates by reference the Cross-Reference Pages, Parts A and B of the Trust's Post-Effective Amendment No. 5 (File Nos..33-54837 and 811-7205) which was filed with the Securities and Exchange Commission on April 23, 1997 into this Post-Effective Amendment.







PART C.  OTHER INFORMATION
Item 24. Financial Statements and Exhibits
(a) 1. The Financial Statements and Financial Highlights, included in the Annual Report, for Variable Insurance Products Fund III: Growth Opportunities Portfolio, Growth & Income Portfolio and Balanced Portfolio for the fiscal year ended December 31, 1996, are incorporated herein by reference into the Statement of Additional Information and were filed on February 28, 1997, for Varible Insurance Products Fund III (File No. 811-7205) pursuant to Rule 30d-1 under the Investment Company Act of 1940 and are incorporated herein by reference.

 2 The Financial Statements and Financial Highlights, included in the
Annual Report, for Variable Insurance     Products Fund: Money Market
Portfolio, High Income Portfolio, Equity-Income Portfolio, Growth Portfolio
   and Overseas Portfolio for the fiscal year ended December 31, 1996, are
incorporated herein by reference into   the Statement of Additional
Information and were filed on February 28, 1997, for Variable Insurance
Prod    ucts Fund (File No. 811-3329) pursuant to Rule 30d-1 under the
Investment Company Act of 1940 and are     incorporated herein by
reference.


 3. The Financial Statements and Financial Highlights, included in the
Annual Report, for Variable Insurance     Products Fund II: Investment
Grade Bond Portfolio, Asset Manager Portfolio, Index 500 Portfolio, Contra
  fund Portfolio, and Asset Manager: Growth Portfolio for the fiscal year
ended December 31, 1996, are incor    porated herein by reference into the
Statement of Additional Information and were filed on February 28, 1997, for Variable Insurance Products Fund II (File No. 811-5511) pursuant to Rule 30d-1 under the Invest ment Company Act of 1940 and are incorporated herein by reference.
:
  (1) (a) Declaration of Trust, dated July 14, 1994, is incorporated herein by reference to Exhibit 1 to the Registration Statement filed on July 29, 1994.
  (2) By-laws for Fidelity Advisor Annuity Fund is incorporated herein by reference to Exhibit 2 to the Registration Statement.
  (2) By-laws for Fidelity Advisor Annuity Fund is incorporated herein by reference to Exhibit 2 to the Registration Statement.
  (3)  None.
  (4)  None.
  (5) (a) Management Contract between Fidelity Advisor Annuity Overseas Fund and Fidelity Management & Research Company, dated November 18, 1994, is incorporated herein by reference to Exhibit 5(a) to Post-Effective Amendment No. 1.
 (b) Management Contract between Fidelity Advisor Annuity Growth Opportunities Fund and Fidelity Management & Research Company, dated November 18, 1994, is incorporated herein by reference to Exhibit 5(b) to Post-Effective Amendment No. 1.
 (c) Management Contract between Fidelity Advisor Annuity Income & Growth Fund and Fidelity Management & Research Company, dated November 18, 1994, is incorporated herein by reference to Exhibit 5(c) to Post-Effective Amendment No. 1.
 (d) Management Contract between Fidelity Advisor Annuity Government Investment Fund and Fidelity Management & Research Company, dated November 18, 1994, is incorporated herein by reference to Exhibit 5(d) to Post-Effective Amendment No. 1.
 (e) Management Contract between Fidelity Advisor Annuity High Yield Fund and Fidelity Management & Research Company, dated November 18, 1994, is incorporated herein by reference to Exhibit 5(e) to Post-Effective Amendment No. 1.
 (f) Management Contract between Fidelity Advisor Annuity Money Market Fund and Fidelity Management & Research Company, dated November 18, 1994, is incorporated herein by reference to Exhibit 5(f) to Post-Effective Amendment No. 1.
 (g) Management Contract between Fidelity Advisor Annuity Growth & Income Portfolio and Fidelity Management & Research Company will be filed by subsequent amendment.
 (h) Sub-Advisory Agreement between Fidelity Management & Research Company and FMR Texas Inc. on behalf of Fidelity Advisor Annuity Money Market Fund, dated November 18, 1994, is incorporated herein by reference to Exhibit 5(g) to Post-Effective Amendment No. 1.
 (i) Sub-Advisory Agreement between Fidelity Management & Research Company, Fidelity Management & Research (U.K.) Inc. and Fidelity Advisor Annuity Fund on behalf of Fidelity Advisor Annuity High Yield Fund, dated November 18, 1994, is incorporated herein by reference to Exhibit 5(h) to Post-Effective Amendment No. 1.
 (j) Sub-Advisory Agreement between Fidelity Management & Research Company, Fidelity Management & Research (U.K.) Inc. and Fidelity Advisor Annuity Fund on behalf of Fidelity Advisor Annuity Growth Opportunities Fund, dated November 18, 1994, is incorporated herein by reference to Exhibit 5(i) to Post-Effective Amendment No. 1.
 (k) Sub-Advisory Agreement between Fidelity Management & Research Company, Fidelity Management & Research (U.K.) Inc. and Fidelity Advisor Annuity Fund on behalf of Fidelity Advisor Annuity Income & Growth Fund, dated November 18, 1994, is incorporated herein by reference to Exhibit 5(j) to Post-Effective Amendment No. 1. (l) Sub-Advisory Agreement between Fidelity Management & Research Company, Fidelity Management & Research (U.K.) Inc. and Fidelity Advisor Annuity Fund on behalf of Fidelity Advisor Annuity Overseas Fund, dated November 18, 1994, is incorporated herein by reference to Exhibit 5(k) to Post-Effective Amendment No. 1.

 (l) Sub-Advisory Agreement between Fidelity Management & Research Company, Fidelity Management & Research (U.K.) Inc. and Fidelity Advisor Annuity Fund on behalf of Fidelity Advisor Annuity Growth & Income Portfolio will be filed by subsequent amendment.
   (m) Sub-Advisory Agreement between Fidelity Management & Research Company, Fidelity Management & Research (Far East) Inc. and Fidelity Advisor Annuity Fund on behalf of Fidelity Advisor Annuity High Yield Fund, dated November 18, 1994, is incorporated herein by reference to Exhibit 5(l) to Post-Effective Amendment No. 1.
   (n) Sub-Advisory Agreement between Fidelity Management & Research Company, Fidelity Management & Research (Far East) Inc. and Fidelity Advisor Annuity Fund on behalf of Fidelity Advisor Annuity Growth Opportunities Fund, dated November 18, 1994, is incorporated herein by reference to Exhibit 5(m) to Post-Effective Amendment No. 1.
   (o) Sub-Advisory Agreement between Fidelity Management & Research Company, Fidelity Management & Research (Far East) Inc. and Fidelity Advisor Annuity Fund on behalf of Fidelity Advisor Annuity Income & Growth Fund, dated November 18, 1994, is incorporated herein by reference to
Exhibit 5(n) to Post-Effective Amendment No. 1.
   (p) Sub-Advisory Agreement between Fidelity Management & Research Company, Fidelity Management & Research (Far East) Inc. and Fidelity Advisor Annuity Fund on behalf of Fidelity Advisor Annuity Overseas Fund, dated November 18, 1994, is incorporated herein by reference to Exhibit 5(o) to Post-Effective Amendment No. 1.
   (q) Sub-Advisory Agreement between Fidelity Management & Research Company, Fidelity Management & Research (Far East) Inc. and Fidelity Advisor Annuity Fund on behalf of Fidelity Advisor Annuity Growth & Income Portfolio will be filed by subsequent amendment.
   (r) Sub-Advisory Agreement among Fidelity Management & Research Company, Fidelity International Investment Advisors and Fidelity Advisor Annuity Fund on behalf of Fidelity Advisor Annuity Overseas Fund, dated November 18, 1994, is incorporated herein by reference to Exhibit 5(p) to Post-Effective Amendment No. 1.
   (s) Sub-Advisory Agreement between Fidelity International Investment Advisors and Fidelity International Investment Advisors (U.K.) Limited on behalf of Fidelity Advisor Annuity Overseas Fund, dated November 18, 1994, is incorporated herein by reference to Exhibit 5(q) to Post-Effective Amendment No. 1.
(6) (a) General Distribution Agreement between Fidelity Advisor Annuity Overseas Fund and Fidelity Distributors Corporation, dated November 18, 1994, is incorporated herein by reference to Exhibit 6(a) to Post-Effective Amendment No. 1.
 (b) General Distribution Agreement between Fidelity Advisor Annuity Growth Opportunities Fund and Fidelity Distributors Corporation, dated November 18, 1994, is incorporated herein by reference to Exhibit 6(b) to Post-Effective Amendment No. 1.
 (c) General Distribution Agreement between Fidelity Advisor Annuity Income & Growth Fund and Fidelity Distributors Corporation, dated November 18, 1994, is incorporated herein by reference to Exhibit 6(c) to Post-Effective Amendment No. 1.
 (d) General Distribution Agreement between Fidelity Advisor Annuity Government Investment Fund and Fidelity Distributors Corporation, dated November 18, 1994, is incorporated herein by reference to Exhibit 6(d) to Post-Effective Amendment No. 1.
 (e) General Distribution Agreement between Fidelity Advisor Annuity High Yield Fund and Fidelity Distributors Corporation, dated November 18, 1994, is incorporated herein by reference to Exhibit 6(e) to Post-Effective Amendment No. 1.
 (f) General Distribution Agreement between Fidelity Advisor Annuity Money Market Fund and Fidelity Distributors Corporation, dated November 18, 1994, is incorporated herein by reference to Exhibit 6(f) to Post-Effective Amendment No. 1.
 (g) General Distribution Agreement between Fidelity Advisor Growth & Income Portfolio and Fidelity Distributors Corporation, will be filed by subsequent amendment.
(7) Retirement Plan for Non-Interested Person Trustees, Directors or General Partners, effective August 1, 1993, is incorporated herein by reference to Exhibit 7 to Fidelity Union Street Trust's Post-Effective Amendment No. 87 (File No. 2-50318).
(8) (a) Custodian Agreement and Appendix C, dated December 1, 1994, between The Bank of New York and Fidelity Advisor Annuity Fund on behalf of Money Market Fund, Government Investment Fund, and High Yield Fund is incorporated herein by reference to Exhibit 8(a) of Fidelity Hereford Street Trust's Post-Effective Amendment No. 4 (File No. 33-52577).
 (b) Appendix A, dated September 14, 1995, to the Custodian Agreement, dated December 1, 1994, between The Bank of New York and Fidelity Advisor Annuity Fund on behalf of Money Market Fund, Government Investment Fund, and High Yield Fund is incorporated herein by reference to Exhibit 8(d) of Fidelity Charles Street Trust's Post-Effective Amendment No. 54 (File No. 2-73133).
 (c) Appendix B, dated September 14, 1995, to the Custodian Agreement, dated December 1, 1994, between The Bank of New York and Fidelity Advisor Annuity Fund on behalf of Money Market Fund, Government Investment Fund, and High Yield Fund is incorporated herein by reference to Exhibit 8(e) of Fidelity Charles Street Trust's Post-Effective Amendment No. 54 (File No. 2-73133).
 (d) Custodian Agreement, Appendix A, and Appendix C, dated August 1, 1994, between The Chase Manhattan Bank, N.A. and Fidelity Advisor Annuity Fund on behalf of Income & Growth Fund and Overseas Fund is incorporated herein by reference to Exhibit 8(a) of Fidelity Investment Trust's Post-Effective Amendment No. 59 (File No. 2-90649).
 (e) Appendix B, dated September 14, 1995, to the Custodian Agreement, dated August 1, 1994, between The Chase Manhattan Bank, N.A. and Fidelity Advisor Annuity Fund on behalf of Income & Growth Fund and Overseas Fund is incorporated herein by reference to Exhibit 8(b) of Fidelity Charles Street Trust's Post-Effective Amendment No. 54 (File No. 2-73133).
 (f) Custodian Agreement and Appendix C, dated September 1, 1994, between Brown Brothers Harriman & Company and Fidelity Advisor Annuity Fund on behalf of Growth Opportunities Fund is incorporated herein by reference to
Exhibit 8(a) of Fidelity Commonwealth Trust's Post-Effective Amendment No. 56 (File No. 2-52322).
 (g) Appendix A, dated September 14, 1995, to the Custodian Agreement, dated September 1, 1994, between Brown Brothers Harriman & Company and Fidelity Advisor Annuity Fund on behalf of Growth Opportunities Fund is incorporated herein by reference to Exhibit 8(b) of Fidelity Mt. Vernon Street Trust's Post-Effective Amendment No. 33 (File No. 2-79755).
 (h) Appendix B, dated September 14, 1995, to the Custodian Agreement, dated September 1, 1994, between Brown Brothers Harriman & Company and Fidelity Advisor Annuity Fund on behalf of Growth Opportunities Fund is incorporated herein by reference to Exhibit 8(b) of Fidelity Capital Trust's Post-Effective Amendment No. 63 (File No. 2-61760).
(9) None.
(10) Not applicable.
(11)(a) Consent of Coopers & Lybrand L.L.P. is incorporated by reference to
Exhibit 11(a) to Post-Effective Amendment No. 5.
(11)(b) Consent of Price Waterhouse LLP is incorporated by reference to
Exhibit 11(b) to Post-Effective Amendment No. 5.
(12) Not applicable.
(13)  None.
(14)  None.
  (15) (a) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Annuity Overseas Fund is incorporated herein by reference to Exhibit 15(a) of the Registration Statement.
 (b) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Annuity Growth Opportunities Fund is incorporated herein by reference to Exhibit 15(b) of the Registration Statement.
 (c) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Annuity Income & Growth Fund is incorporated herein by reference to
Exhibit 15(c) of the Registration Statement.
 (d) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Annuity Government Investment Fund is incorporated herein by reference to Exhibit 15(d) of the Registration Statement.
 (e) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Annuity High Yield Fund is incorporated herein by reference to
Exhibit 15(e) of the Registration Statement.
 (f) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Annuity Money Market Fund is incorporated herein by reference to
Exhibit 15(f) of the Registration Statement.
 (g) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Annuity Growth & Income Portfolio will be filed by subsequent amendment.
  (16) (a) Schedule for Computation of performance quotations (for 7-day yield and total return, using Money Market as an example) was filed electronically and is incorporated by reference to Exhibit 16 to Post-Effective Amendment No. 3.
   (b) A schedule for the computation of a moving average (using Income & Growth as an example) was filed electronically and is incorporated by reference to Exhibit 16(a) to Post-Effective Amendment No. 3.
  (17)  Financial Data Schedules are filed herein as Exhibit 17.
  (18)  Not Applicable.
Item 25. Persons Controlled by or Under Common Control with Registrant
 The Board of Trustees of Registrant is the same as the Board of Trustees of other funds advised by Fidelity Management & Research Company ("FMR"). In addition, the officers of these funds are substantially identical.
 Registrant takes the position that it is not under common control with any of the above funds since the power residing in the respective companies, boards and officers arises in each instance as the result of an official position with the respective funds.
Item 26. Number of Holders of Securities
March 31, 1997
Title of Class Number of Record Holders
Growth & Income Portfolio        10

Growth Opportunities Portfolio   8

Balanced Portfolio               7

Item 27. Indemnification
 Article XI, Section 2 of the Declaration of Trust sets forth the reasonable and fair means for determining whether indemnification shall be provided to any past or present Trustee or officer. It states that the Registrant shall indemnify any present or past Trustee or officer to the fullest extent permitted by law against liability and all expenses reasonably incurred by him in connection with any claim, action, suit, or proceeding in which he is involved by virtue of his service as a Trustee, an officer, or both. Additionally, amounts paid or incurred in settlement of such matters are covered by this indemnification. Indemnification will not be provided in certain circumstances, however. These include instances of willful misfeasance, bad faith, gross negligence, and reckless disregard of the duties involved in the conduct of the particular office involved.
 Pursuant to Section 11 of the Distribution Agreement, the Registrant agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense arising by reason of any person acquiring any shares, based upon the ground that the registration statement, Prospectus, Statement of Additional Information, shareholder reports or other information filed or made public by the Registrant included a materially misleading statement or omission. However, the Registrant does not agree to indemnify the Distributor or hold it harmless to the extent that the statement or omission was made in reliance upon, and in conformity with, information furnished to the Registrant by or on behalf of the Distributor. The Registrant does not agree to indemnify the parties against any liability to which they would be subject by reason of willful misfeasance, bad faith, gross negligence, and reckless disregard of the obligations and duties under the Distribution Agreement.
 Pursuant to the agreement by which Fidelity Service Company ("Service") is appointed sub-transfer agent, the Transfer Agent agrees to indemnify Service for its losses, claims, damages, liabilities and expenses to the extent the Transfer Agent is entitled to and receives indemnification from the Registrant for the same events. Under the Transfer Agency Agreement, the Registrant agrees to indemnify and hold the Transfer Agent harmless against any losses, claims, damages, liabilities, or expenses resulting from:
 (1) any claim, demand, action or suit brought by any person other than the Registrant, which names the Transfer Agent and/or the Registrant as a party and is not based on and does not result from the Transfer Agent's willful misfeasance, bad faith, negligence or reckless disregard of its duties, and arises out of or in connection with the Transfer Agent's performance under the Transfer Agency Agreement; or
 (2) any claim, demand, action or suit (except to the extent contributed to by the Transfer Agent's willful misfeasance, bad faith, negligence or reckless disregard of its duties) which results from the negligence of the Registrant, or from the Transfer Agent's acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Registrant, or as a result of the Transfer Agent's acting in reliance upon advice reasonably believed by the Transfer Agent to have been given by counsel for the Registrant, or as a result of the Transfer Agent's acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.
Item 28. Business and Other Connections of Investment Adviser
 (1)  FIDELITY MANAGEMENT & RESEARCH COMPANY
 FMR serves as investment adviser to a number of other investment companies. The directors and officers of the Adviser have held, during the past two fiscal years, the following positions of a substantial nature.

Edward C. Johnson 3d   Chairman of the Executive Committee of FMR; President
                       and Chief Executive Officer of FMR Corp.; Chairman of
                       the Board and a Director of FMR, FMR Corp., FMR Texas
                       Inc., Fidelity Management & Research (U.K.) Inc., and
                       Fidelity Management & Research (Far East) Inc.; President
                       and Trustee of funds advised by FMR.



J. Gary Burkhead       President of FMR; Managing Director of FMR Corp.;
                       President and a Director of FMR Texas Inc., Fidelity
                       Management & Research (U.K.) Inc., and Fidelity
                       Management & Research (Far East) Inc.; Senior Vice
                       President and Trustee of funds advised by FMR.



Peter S. Lynch         Vice Chairman and Director of FMR.



Robert Beckwitt        Vice President of FMR and of funds advised by FMR.



David Breazzano        Vice President of FMR (1993) and of a fund advised by
                       FMR.



Stephan Campbell       Vice President of FMR (1993).



Dwight Churchill       Vice President of FMR (1993).



William Danoff         Vice President of FMR (1993) and of a fund advised by
                       FMR.



Scott DeSano           Vice President of FMR (1993).



Penelope Dobkin        Vice President of FMR and of a fund advised by FMR.



Larry Domash           Vice President of FMR (1993).



George Domolky         Vice President of FMR (1993) and of a fund advised by
                       FMR.



Robert K. Duby         Vice President of FMR.



Margaret L. Eagle      Vice President of FMR and of a fund advised by FMR.



Kathryn L. Eklund      Vice President of FMR.



Richard B. Fentin      Senior Vice President of FMR (1993) and of a fund advised
                       by FMR.



Daniel R. Frank        Vice President of FMR and of funds advised by FMR.



Michael S. Gray        Vice President of FMR and of funds advised by FMR.



Lawrence Greenberg     Vice President of FMR (1993).



Barry A. Greenfield    Vice President of FMR and of a fund advised by FMR.



William J. Hayes       Senior Vice President of FMR; Equity Division Leader.



Robert Haber           Vice President of FMR and of funds advised by FMR.



Richard C. Habermann   Senior Vice President of FMR (1993).



Daniel Harmetz         Vice President of FMR and of a fund advised by FMR.



Ellen S. Heller        Vice President of FMR.




John Hickling   Vice President of FMR (1993) and of funds advised by
                FMR.




Robert F. Hill              Vice President of FMR; Director of Technical Research.



Curtis Hollingsworth        Vice President of FMR (1993).



Stephen P. Jonas            Treasurer and Vice President of FMR (1993)); Treasurer of
                            FMR Texas Inc. (1993), Fidelity Management & Research
                            (U.K.) Inc. (1993), and Fidelity Management & Research
                            (Far East) Inc. (1993).



David B. Jones              Vice President of FMR (1993).



Steven Kaye                 Vice President of FMR (1993) and of a fund advised by
                            FMR.



Frank Knox                  Vice President of FMR (1993).



Robert A. Lawrence          Senior Vice President of FMR (1993); High Income
                            Division Leader.



Alan Leifer                 Vice President of FMR and of a fund advised by FMR.



Harris Leviton              Vice President of FMR (1993) and of a fund advised by
                            FMR.



Bradford E. Lewis           Vice President of FMR and of funds advised by FMR.



Malcolm W. MacNaught III    Vice President of FMR (1993).



Robert H. Morrison          Vice President of FMR; Director of Equity Trading.



David Murphy                Vice President of FMR and of funds advised by FMR.



Andrew Offit                Vice President of FMR (1993).



Jacques Perold              Vice President of FMR.



Anne Punzak                 Vice President of FMR and of funds advised by FMR.



Lee Sandwen                 Vice President of FMR (1993).



Patricia A. Satterthwaite   Vice President of FMR (1993) and of a fund advised by
                            FMR.



Thomas T. Soviero           Vice President of FMR (1993).



Richard Spillane            Vice President of FMR; Senior Vice President and Director
                            of Operations and Compliance of FMR U.K. (1993).



Robert E. Stansky           Senior Vice President of FMR (1993) and of funds advised
                            by FMR.



Gary L. Swayze              Vice President of FMR and of funds advised by FMR;
                            Tax-Free Fixed-Income Group Leader.



Thomas Sweeney              Vice President of FMR (1993).



Beth F. Terrana             Senior Vice President of FMR (1993) and of funds advised
                            by FMR.



Joel Tillinghast            Vice President of FMR (1993) and of a fund advised by
                            FMR.



Robert Tucket               Vice President of FMR (1993).



George A. Vanderheiden      Senior Vice President of FMR; Vice President of funds
                            advised by FMR; Growth Group Leader.



Arthur S. Loring            Senior Vice President (1993), Clerk, and General Counsel
                            of FMR; Vice President, Legal of FMR Corp.; Secretary of
                            funds advised by FMR.



(2)  FIDELITY MANAGEMENT & RESEARCH (U.K.) INC. (FMR U.K.)
 FMR U.K. provides investment advisory services to Fidelity Management & Research Company and Fidelity Management Trust Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.

Edward C. Johnson 3d   Chairman and Director of FMR U.K.; Chairman of the
                       Executive Committee of FMR; Chief Executive Officer of FMR
                       Corp.; Chairman of the Board and a Director of FMR, FMR
                       Corp., FMR Texas Inc., and Fidelity Management & Research
                       (Far East) Inc.; President and Trustee of funds advised by FMR.



J. Gary Burkhead       President and Director of FMR U.K.; President of FMR;
                       Managing Director of FMR Corp.; President and a Director of
                       FMR Texas Inc. and Fidelity Management & Research (Far
                       East) Inc.; Senior Vice President and Trustee of funds advised by FMR.



Richard C. Habermann   Senior Vice President of FMR U.K.; Senior Vice President of
                       Fidelity Management & Research (Far East) Inc.; Director of
                       Worldwide Research of FMR.



Richard Spillane       Senior Vice President and Director of Operations and
                       Compliance of FMR U.K. (1993).



Stephen P. Jonas       Treasurer of FMR U.K. (1993), Fidelity Management &
                       Research (Far East) Inc. (1993), and FMR Texas Inc. (1993);
                       Treasurer and Vice President of FMR (1993).



David Weinstein        Clerk of FMR U.K.; Clerk of Fidelity Management & Research
                       (Far East) Inc.; Secretary of FMR Texas Inc.



(3)  FIDELITY MANAGEMENT & RESEARCH (FAR EAST) INC. (FMR Far East)
 FMR Far East provides investment advisory services to Fidelity Management & Research Company and Fidelity Management Trust Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.

Edward C. Johnson 3d   Chairman and Director of FMR Far East; Chairman of the
                       Executive Committee of FMR; Chief Executive Officer of
                       FMR Corp.; Chairman of the Board and a Director of
                       FMR, FMR Corp., FMR Texas Inc. and Fidelity
                       Management & Research (U.K.) Inc.; President and
                       Trustee of funds advised by FMR.



J. Gary Burkhead       President and Director of FMR Far East; President of
                       FMR; Managing Director of FMR Corp.; President and a
                       Director of FMR Texas Inc. and Fidelity Management &
                       Research (U.K.) Inc.; Senior Vice President and Trustee
                       of funds advised by FMR.



Richard C. Habermann   Senior Vice President of FMR Far East; Senior Vice
                       President of Fidelity Management & Research (U.K.)
                       Inc.; Director of Worldwide Research of FMR.



William R. Ebsworth    Vice President of FMR Far East.



Bill Wilder            Vice President of FMR Far East (1993).



Stephen P. Jonas        Treasurer of FMR Far East (1993), Fidelity Management
                          & Research (U.K.) Inc. (1993), and FMR Texas Inc.
                            (1993); Treasurer and Vice President of FMR (1993).



David C. Weinstein     Clerk of FMR Far East; Clerk of Fidelity Management &
                       Research (U.K.) Inc.; Secretary of FMR Texas Inc.



(4)  FMR TEXAS INC. (FMR Texas)
 FMR Texas provides investment advisory services to Fidelity Management & Research Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.

Edward C. Johnson 3d   Chairman and Director of FMR Texas; Chairman of the
                       Executive Committee of FMR; President and Chief
                       Exective Officer of FMR Corp.; Chairman of the Board
                       and a Director of FMR, FMR Corp., Fidelity
                       Management & Research (Far East) Inc. and Fidelity
                       Management & Research (U.K.) Inc.; President and
                       Trustee of funds advised by FMR.



J. Gary Burkhead       President and Director of FMR Texas; President of FMR;
                       Managing Director of FMR Corp.; President and a
                       Director of Fidelity Management & Research (Far East)
                       Inc. and Fidelity Management & Research (U.K.) Inc.;
                       Senior Vice President and Trustee of funds advised by
                       FMR.



Fred L. Henning, Jr.   Senior Vice President of FMR Texas; Fixed-Income
                       Division Leader (1995).



Robert Auld            Vice President of FMR Texas (1993).



Leland Barron          Vice President of FMR Texas and of funds advised by
                       FMR.



Robert Litterst        Vice President of FMR Texas and of funds advised by
                       FMR (1993).



Thomas D. Maher        Vice President of FMR Texas and Assistant Vice
                       President of funds advised by FMR.



Burnell R. Stehman     Vice President of FMR Texas and of funds advised by
                       FMR.



John J. Todd           Vice President of FMR Texas and of funds advised by
                       FMR.



Sarah H. Zenoble       Vice President of FMR Texas; Money Market Division
                       Leader (1995).



Stephen P. Jonas       Treasurer of FMR Texas Inc. (1993), Fidelity
                       Management & Research (U.K.) Inc. (1993), and Fidelity
                       Mangement & Research (Far East) Inc. (1993); Treasurer
                       and Vice President of FMR (1993).



David C. Weinstein     Secretary of FMR Texas; Clerk of Fidelity Management
                       & Research (U.K.) Inc.; Clerk of Fidelity Management &
                       Research (Far East) Inc.




(5)  FIDELITY INTERNATIONAL INVESTMENT ADVISORS
       Pembroke Hall, 42 Crow Lane, Pembroke, Bermuda
 The directors and officers of Fidelity International Investment Advisors
(FIIA) have held, during the past two fiscal years, the following positions of a substantial nature.
Anthony J. Bolton      Director of FIIA and FIIAL (U.K.); Director of Fidelity
                       International Management Holdings Limited.



Martin P. Cambridge    Director of FIIA and FIIAL (U.K.); Chief Financial
                       Officer of Fidelity International Ltd. and Fidelity
                       Investment Services Ltd.



Charles T. Collis      Director of FIIA; Partner in Conyers, Dill & Pearman,
                       Hamilton, Bermuda; Secretary to many companies in the
                       Fidelity international group of companies.



William R. Ebsworth    Director of FIIA.



Brett P. Goodin        Director, Vice President, and Secretary of FIIA (1994).



Terrence V. Richards   Assistant Secretary of FIIA (1994).



David J. Saul          Director and President of FIIA; Director of Fidelity
                       International Limited.

(6)  FIDELITY INTERNATIONAL INVESTMENT ADVISORS (U.K.) LIMITED
      27-28 Lovat Lane, London, England
 The directors and officers of Fidelity International Investment Advisors
(U.K.) Limited (FIIAL (U.K.)) have held, during the past two fiscal years, the following positions of a substantial nature.
Anthony J. Bolton     Director of FIIAL (U.K.) and FIIA; Director of Fidelity
                      International Management Holdings Limited.



Martin P. Cambridge   Director and Secretary of FIIAL (U.K.) and FIIA; Chief
                      Financial Officer of Fidelity Investments Japan Limited,
                      Fidelity International Ltd., and Fidelity Investment
                      Services Ltd.



C. Bruce Johnstone    Director of FIIAL (U.K.).

Item 29. Principal Underwriters
(a) Fidelity Distributors Corporation (FDC) acts as distributor for most funds advised by FMR.
(b)

Name and Principal   Positions and Offices   Positions and Offices

Business Address*    With Underwriter        With Registrant

Edward C. Johnson 3d   Director                   Trustee and President

Michael Mlinac         Director                   None

Mark Peterson          Director                   None

Neal Litvack           President                  None

Arthur S. Loring       Vice President and Clerk   Secretary

Caron Ketchum          Treasurer and Controller   None

Gary Greenstein        Assistant Treasurer        None

Jay Freedman           Assistant Clerk            None

Linda Holland          Compliance Officer         None

* 82 Devonshire Street, Boston, MA
 (c) Not applicable.
Item 30. Location of Accounts and Records
 All accounts, books, and other documents required to be maintained by
Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by Fidelity Management & Research Company or Fidelity Service Co., 82 Devonshire Street, Boston, MA 02109, or the funds' respective custodian: The Bank of New York, 110 Washington Street, New York, N.Y, The Chase Manhattan Bank, 1211 Avenue of the Americas, New York, N.Y, or Brown Brothers Harriman & Co., 40 Water Street, Boston, MA.
Item 31. Management Services - Not applicable.
Item 32. Undertakings
 The Registrant undertakes to file a Post-Effective Amendment using financial statements for Variable Insurance Products Fund III, which need to be certified within six months of the fund's effectiveness, unless permitted by the SEC to extend this period.
 The Registrant, on behalf of Variable Insurance Products Fund III: Growth & Income Portfolio, Growth Opportunities Portfolio and Balanced Portfolio, provided the information required by Item 5A is contained in the annual report, undertakes to furnish to each person to whom a prospectus has been delivered, upon their request and without charge, a copy of the Registrant's latest annual report to shareholders.
SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 6 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 16th day of May 1997.
      VARIABLE INSURANCE PRODUCTS FUND III
      By /s/Edward C. Johnson 3d          (dagger)
           Edward C. Johnson 3d, President
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.
       (Signature)   (Title)   (Date)


/s/Edward C. Johnson 3d  (dagger)    President and Trustee           May 16, 1997

Edward C. Johnson 3d                 (Principal Executive Officer)



/s/Kenneth A. Rathgeber     *        Treasurer                       May 16, 1997

Kenneth A. Rathgeber



/s/J. Gary Burkhead                  Trustee                         May 16,  1997

J. Gary Burkhead



/s/Ralph F. Cox                 **   Trustee                         May 16, 1997

Ralph F. Cox



/s/Phyllis Burke Davis      **       Trustee                         May 16, 1997

Phyllis Burke Davis



/s/E. Bradley Jones           **     Trustee                         May 16, 1997

E. Bradley Jones



/s/Donald J. Kirk               **   Trustee                         May 16, 1997

Donald J. Kirk



/s/Peter S. Lynch               **   Trustee                         May 16, 1997

Peter S. Lynch



/s/Marvin L. Mann            **      Trustee                         May 16, 1997

Marvin L. Mann



/s/William O. McCoy        **        Trustee                         May 16, 1997

William O. McCoy



/s/Gerald C. McDonough  **           Trustee                         May 16, 1997

Gerald C. McDonough



/s/Thomas R. Williams       **       Trustee                         May 16, 1997

Thomas R. Williams




(dagger) Signatures affixed by J. Gary Burkhead pursuant to a power of attorney dated January 3, 1997 and filed herewith.
* Signature affixed by John H. Costello pursuant to a power of attorney dated December 19, 1996 and filed herewith.
** Signature affixed by Robert C. Hacker pursuant to a power of attorney dated December 19, 1996 and filed herewith.
POWER OF ATTORNEY
 I, the undersigned President and Director, Trustee, or General Partner, as the case may be, of the following investment companies:

Fidelity Aberdeen Street Trust           Fidelity Government Securities Fund
Fidelity Advisor Annuity Fund            Fidelity Hastings Street Trust
Fidelity Advisor Series I                Fidelity Hereford Street Trust
Fidelity Advisor Series II               Fidelity Income Fund
Fidelity Advisor Series III              Fidelity Institutional Cash Portfolios
Fidelity Advisor Series IV               Fidelity Institutional Tax-Exempt Cash Portfolios
Fidelity Advisor Series V                Fidelity Institutional Trust
Fidelity Advisor Series VI               Fidelity Investment Trust
Fidelity Advisor Series VII              Fidelity Magellan Fund
Fidelity Advisor Series VIII             Fidelity Massachusetts Municipal Trust
Fidelity Beacon Street Trust             Fidelity Money Market Trust
Fidelity Boston Street Trust             Fidelity Mt. Vernon Street Trust
Fidelity California Municipal Trust      Fidelity Municipal Trust
Fidelity California Municipal Trust II   Fidelity Municipal Trust II
Fidelity Capital Trust                   Fidelity New York Municipal Trust
Fidelity Charles Street Trust            Fidelity New York Municipal Trust II
Fidelity Commonwealth Trust              Fidelity Phillips Street Trust
Fidelity Congress Street Fund            Fidelity Puritan Trust
Fidelity Contrafund                      Fidelity Revere Street Trust
Fidelity Corporate Trust                 Fidelity School Street Trust
Fidelity Court Street Trust              Fidelity Securities Fund
Fidelity Court Street Trust II           Fidelity Select Portfolios
Fidelity Covington Trust                 Fidelity Sterling Performance Portfolio, L.P.
Fidelity Daily Money Fund                Fidelity Summer Street Trust
Fidelity Daily Tax-Exempt Fund           Fidelity Trend Fund
Fidelity Destiny Plans                   Fidelity U.S. Investments-Bond Fund, L.P.
Fidelity Destiny Portfolios              Fidelity U.S. Investments-Government Securities
Fidelity Deutsche Mark Performance          Fund, L.P.
  Portfolio, L.P.                        Fidelity Union Street Trust
Fidelity Devonshire Trust                Fidelity Union Street Trust II
Fidelity Exchange Fund                   Fidelity Yen Performance Portfolio, L.P.
Fidelity Financial Trust                 Variable Insurance Products Fund
Fidelity Fixed-Income Trust              Variable Insurance Products Fund II


plus any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as President and Director, Trustee, or General Partner (collectively, the "Funds"), hereby constitute and appoint
J. Gary Burkhead my true and lawful attorney-in-fact, with full power of substitution, and with full power to him to sign for me and in my name in the appropriate capacity, all Registration Statements of the Funds on Form N-1A, Form N-8A, Form N-8B-2, or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorney-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorney-in-fact or his substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after January 3, 1997.
 WITNESS my hand on the date set forth below.
/s/Edward C. Johnson 3d               January 3, 1997

Edward C. Johnson 3d

POWER OF ATTORNEY
 I, the undersigned Treasurer and principal financial and accounting officer of the following investment companies:

Fidelity Aberdeen Street Trust           Fidelity Government Securities Fund
Fidelity Advisor Annuity Fund            Fidelity Hastings Street Trust
Fidelity Advisor Series I                Fidelity Hereford Street Trust
Fidelity Advisor Series II               Fidelity Income Fund
Fidelity Advisor Series III              Fidelity Institutional Cash Portfolios
Fidelity Advisor Series IV               Fidelity Institutional Tax-Exempt Cash Portfolios
Fidelity Advisor Series V                Fidelity Institutional Trust
Fidelity Advisor Series VI               Fidelity Investment Trust
Fidelity Advisor Series VII              Fidelity Magellan Fund
Fidelity Advisor Series VIII             Fidelity Massachusetts Municipal Trust
Fidelity Beacon Street Trust             Fidelity Money Market Trust
Fidelity Boston Street Trust             Fidelity Mt. Vernon Street Trust
Fidelity California Municipal Trust      Fidelity Municipal Trust
Fidelity California Municipal Trust II   Fidelity Municipal Trust II
Fidelity Capital Trust                   Fidelity New York Municipal Trust
Fidelity Charles Street Trust            Fidelity New York Municipal Trust II
Fidelity Commonwealth Trust              Fidelity Phillips Street Trust
Fidelity Congress Street Fund            Fidelity Puritan Trust
Fidelity Contrafund                      Fidelity Revere Street Trust
Fidelity Corporate Trust                 Fidelity School Street Trust
Fidelity Court Street Trust              Fidelity Securities Fund
Fidelity Court Street Trust II           Fidelity Select Portfolios
Fidelity Covington Trust                 Fidelity Sterling Performance Portfolio, L.P.
Fidelity Daily Money Fund                Fidelity Summer Street Trust
Fidelity Daily Tax-Exempt Fund           Fidelity Trend Fund
Fidelity Destiny Portfolios              Fidelity U.S. Investments-Bond Fund, L.P.
Fidelity Deutsche Mark Performance       Fidelity U.S. Investments-Government Securities
  Portfolio, L.P.                           Fund, L.P.
Fidelity Devonshire Trust                Fidelity Union Street Trust
Fidelity Exchange Fund                   Fidelity Union Street Trust II
Fidelity Financial Trust                 Fidelity Yen Performance Portfolio, L.P.
Fidelity Fixed-Income Trust              Variable Insurance Products Fund
                                         Variable Insurance Products Fund II


plus any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as President and Director, Trustee, or General Partner (collectively, the "Funds"), hereby constitute and appoint John H. Costello and John E. Ferris each of them singly my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them to sign for me and in my name in the appropriate capacity, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue
hereof.   This power of attorney is effective for all documents filed on or after January 1, 1997.
 WITNESS my hand on the date set forth below.
/s/Kenneth A. Rathgeber__________   December 19, 1996

Kenneth A. Rathgeber

POWER OF ATTORNEY
 We, the undersigned Directors, Trustees, or General Partners, as the case may be, of the following investment companies:

Fidelity Aberdeen Street Trust           Fidelity Government Securities Fund
Fidelity Advisor Annuity Fund            Fidelity Hastings Street Trust
Fidelity Advisor Series I                Fidelity Hereford Street Trust
Fidelity Advisor Series II               Fidelity Income Fund
Fidelity Advisor Series III              Fidelity Institutional Cash Portfolios
Fidelity Advisor Series IV               Fidelity Institutional Tax-Exempt Cash Portfolios
Fidelity Advisor Series V                Fidelity Institutional Trust
Fidelity Advisor Series VI               Fidelity Investment Trust
Fidelity Advisor Series VII              Fidelity Magellan Fund
Fidelity Advisor Series VIII             Fidelity Massachusetts Municipal Trust
Fidelity Beacon Street Trust             Fidelity Money Market Trust
Fidelity Boston Street Trust             Fidelity Mt. Vernon Street Trust
Fidelity California Municipal Trust      Fidelity Municipal Trust
Fidelity California Municipal Trust II   Fidelity Municipal Trust II
Fidelity Capital Trust                   Fidelity New York Municipal Trust
Fidelity Charles Street Trust            Fidelity New York Municipal Trust II
Fidelity Commonwealth Trust              Fidelity Phillips Street Trust
Fidelity Congress Street Fund            Fidelity Puritan Trust
Fidelity Contrafund                      Fidelity Revere Street Trust
Fidelity Corporate Trust                 Fidelity School Street Trust
Fidelity Court Street Trust              Fidelity Securities Fund
Fidelity Court Street Trust II           Fidelity Select Portfolios
Fidelity Covington Trust                 Fidelity Sterling Performance Portfolio, L.P.
Fidelity Daily Money Fund                Fidelity Summer Street Trust
Fidelity Daily Tax-Exempt Fund           Fidelity Trend Fund
Fidelity Destiny Portfolios              Fidelity U.S. Investments-Bond Fund, L.P.
Fidelity Deutsche Mark Performance       Fidelity U.S. Investments-Government Securities
  Portfolio, L.P.                           Fund, L.P.
Fidelity Devonshire Trust                Fidelity Union Street Trust
Fidelity Exchange Fund                   Fidelity Union Street Trust II
Fidelity Financial Trust                 Fidelity Yen Performance Portfolio, L.P.
Fidelity Fixed-Income Trust              Variable Insurance Products Fund
                                         Variable Insurance Products Fund II


plus any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as Directors, Trustees, or General Partners (collectively, the "Funds"), hereby constitute and appoint Arthur J. Brown, Arthur C. Delibert, Stephanie A. Djinis, Robert C. Hacker, Thomas M. Leahey, Richard M. Phillips, and Dana L. Platt, each of them singly, our true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for us and in our names in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in our names and behalf in connection therewith as said attorneys-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after January 1, 1997.
 WITNESS our hands on this nineteenth day of December, 1996.

/s/Edward C. Johnson 3d___________    /s/Peter S. Lynch________________

Edward C. Johnson 3d                  Peter S. Lynch




/s/J. Gary Burkhead_______________    /s/William O. McCoy______________

J. Gary Burkhead                      William O. McCoy


/s/Ralph F. Cox __________________   /s/Gerald C. McDonough___________

Ralph F. Cox                         Gerald C. McDonough


/s/Phyllis Burke Davis_____________   /s/Marvin L. Mann________________

Phyllis Burke Davis                   Marvin L. Mann


/s/E. Bradley Jones________________   /s/Thomas R. Williams ____________

E. Bradley Jones                      Thomas R. Williams


/s/Donald J. Kirk __________________

Donald J. Kirk